Cash and balances with central bank	12 Months Ended
Dec. 31, 2022
Cash and balances with central bank [abstract]
Cash and balances with central bank
2 Cash and balances with central banks

Cash and balances with central banks
in EUR million	2022	2021
Amounts held at central banks [1]	85,934	104,870
Cash and bank balances	1,681	1,650
	87,614	106,520
1 Amounts held at central banks include an amount of EUR -12 million (2021: EUR -6 million) of Loan loss provisions.
The movement in Cash and balances with central banks reflects ING’s active liquidity management. Amounts held at central banks reflect on demand balances.
Reference is made to Note 42 'Transfer of financial assets, assets pledged and received as collateral' for restrictions on amounts held at central banks.